Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Schedule for Changes in Other Real Estate Owned

Changes in other real estate owned for the years ended December 31, 2015 and 2014 were as follows:

	2015	2014
Beginning of year	$4,754	$7,332
Transfers in	3,164	1,414
Acquired in acquisition	115	—
Gain on sales	131	506
Proceeds from sales	(2,266)	(4,368)

	5,898	4,884
Additions to valuation reserve	(87)	(130)

Recorded investment	$5,811	$4,754

Summary of Other Real Estate Owned Expense

Expenses related to other real estate owned for the years ended December 31, 2015, 2014 and 2013 were as follows:

	2015	2014	2013
Net loss (gain) on sales	$(131)	$(505)	$(103)
Provision for unrealized losses	87	129	587
Operating expenses, net of rental income	331	397	641

	$287	$21	$1,125